FINANCE COSTS	6 Months Ended
Jun. 30, 2026
FINANCE COSTS.
FINANCE COSTS

7FINANCE COSTS

	For the six months ended
	June 30,
	2025	2026
	RMB’000	RMB’000
Interest on bank loans	1,307	3,759
Interest on lease liabilities	1,660	1,330
Changes in the carrying amount of put option liabilities	325	—
	3,292	5,089